Significant Accounting Policies (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022	Apr. 30, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Restricted cash		$ 150	$ 131			$ 140
Research and development expenses		64
Government grants		$ 150	358
Shares issued (in Shares)		15,000
Evaluated fair value of license				$ 209
Discount rate		31.00%
Monthly deposits percentage		8.33%
Severance expense		$ 161	$ 163			$ 182
Tax benefit percentage		50.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Royalties revenues derived percentage		3.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Royalties revenues derived percentage		5.00%
Manufacturing plant [Member]
Significant Accounting Policies [Line Items]
Useful life					8 years
Manufacturing plant [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Useful life	[1]	10 years
Manufacturing plant [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Useful life	[1]	27 years
License [Member]
Significant Accounting Policies [Line Items]
Evaluated fair value of license		$ 209

[1]	As of April 2024, the manufacturing plant has completed its validation process, which enabled the commencement of production activities. Accordingly, the depreciation of the manufacturing plant has begun. And will be recognized over its useful life of 8 years.